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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3009

Columbia Funds Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks – 97.8%

CONSUMER DISCRETIONARY – 6.8%
Distributors – 4.4%
	China Resources Enterprise Ltd.	948,000	1,684,935
	Li & Fung Ltd.	1,136,000	2,289,850
	Distributors Total		3,974,785
Specialty Retail – 2.4%
	Esprit Holdings Ltd.	315,000	2,213,642
	Specialty Retail Total		2,213,642
	CONSUMER DISCRETIONARY TOTAL		6,188,427
CONSUMER STAPLES – 2.6%
Beverages – 1.0%
	Dynasty Fine Wines Group Ltd.	2,490,000	906,229
	Beverages Total		906,229
Food Products – 1.6%
	China Mengniu Dairy Co., Ltd.	1,740,000	1,432,660
	Food Products Total		1,432,660
	CONSUMER STAPLES TOTAL		2,338,889
ENERGY – 20.5%
Oil, Gas & Consumable Fuels – 20.5%
	China Shenhua Energy Co. Ltd., Class H (a)	1,531,000	1,702,303
	CNOOC Ltd.	8,616,500	5,737,783
	PetroChina Co., Ltd., Class H	14,146,000	11,102,576
	Oil, Gas & Consumable Fuels Total		18,542,662
	ENERGY TOTAL		18,542,662
FINANCIALS – 16.2%
Commercial Banks – 1.0%
	Dah Sing Financial Holdings Ltd.	134,400	921,369
	Commercial Banks Total		921,369
Consumer Finance – 0.5%
	Aeon Credit Service Co., Ltd.	524,000	412,380
	Consumer Finance Total		412,380
Insurance – 7.3%
	China Insurance International Holdings Co., Ltd. (a)	1,726,000	694,071
	China Life Insurance Co., Ltd., Class H (a)	5,233,000	4,119,496
	Ping An Insurance (Group) Co., Ltd., Class H	1,043,500	1,760,845
	Insurance Total		6,574,412
Real Estate – 7.4%
	Cheung Kong Holdings Ltd.	114,000	1,181,798

		Shares	Value ($)*
Common Stocks – (continued)

FINANCIALS – (continued)
Real Estate – (continued)
	Guangzhou R&F Properties Co., Ltd., Class H (a)	319,200	1,026,305
	Shanghai Forte Land Co., Ltd., Class H	1,522,000	532,992
	Sun Hung Kai Properties Ltd.	240,000	2,277,922
	Swire Pacific Ltd., Class A	185,000	1,674,723
	Real Estate Total		6,693,740
	FINANCIALS TOTAL		14,601,901
HEALTH CARE – 0.0%
Health Care Equipment & Supplies – 0.0%
	Pihsiang Machinery Manufacturing Co., Ltd.	1	1
	Health Care Equipment & Supplies Total		1
	HEALTH CARE TOTAL		1
INDUSTRIALS – 20.3%
Electrical Equipment – 3.0%
	Shanghai Electric Group Co., Ltd., Class H (a)	8,770,000	2,684,431
	Electrical Equipment Total		2,684,431
Industrial Conglomerates – 2.9%
	Hutchison Whampoa Ltd.	278,200	2,631,902
	Industrial Conglomerates Total		2,631,902
Transportation Infrastructure – 14.4%
	Anhui Expressway Co., Ltd., Class H	1,442,000	751,677
	Beijing Capital International Airport, Co., Ltd., Class H	1,080,000	463,318
	China Merchants Holdings International Co., Ltd.	1,778,000	3,723,463
	Cosco Pacific Ltd.	1,986,000	3,303,165
	Hainan Meilan International Airport Co., Ltd., Class H	1,701,000	787,108
	Jiangsu Expressway Co., Ltd., Class H	2,198,000	1,246,759
	Shenzhen Chiwan Wharf Holdings Ltd., Class B	267,389	392,301
	Zhejiang Expressway Co., Ltd., Class H	3,628,000	2,333,432
	Transportation Infrastructure Total		13,001,223
	INDUSTRIALS TOTAL		18,317,556

		Shares	Value ($)
Common Stocks — (continued)

INFORMATION TECHNOLOGY – 3.0%
Communications Equipment – 0.3%
	Comba Telecom Systems Holdings Ltd.	1,058,000	259,295
	Communications Equipment Total		259,295
Computers & Peripherals – 0.6%
	Lenovo Group Ltd.	1,048,000	512,774
	Computers & Peripherals Total		512,774
Electronic Equipment & Instruments – 0.5%
	Hon Hai Precision Industry Co., Ltd.	93,427	470,372
	Electronic Equipment & Instruments Total		470,372
Semiconductors & Semiconductor Equipment – 1.6%
	Taiwan Semiconductor Manufacturing Co., Ltd.	821,469	1,454,378
	Semiconductors & Semiconductor Equipment Total		1,454,378
	INFORMATION TECHNOLOGY TOTAL		2,696,819
TELECOMMUNICATION SERVICES – 22.8%
Diversified Telecommunication Services – 3.2%
	China Telecom Corp., Ltd., Class H	8,388,000	2,890,243
	Diversified Telecommunication Services Total		2,890,243
Wireless Telecommunication Services – 19.6%
	China Mobile Hong Kong Ltd.	3,639,500	17,753,405
	Wireless Telecommunication Services Total		17,753,405
	TELECOMMUNICATION SERVICES TOTAL		20,643,648
UTILITIES – 5.6%
Gas Utilities – 4.6%
	Hong Kong & China Gas Co., Ltd.	952,304	2,007,105
	Xinao Gas Holdings Ltd.	2,832,000	2,167,986
	Gas Utilities Total		4,175,091
Independent Power Producers & Energy Traders – 1.0%
	Datang International Power Generation Co., Ltd., Class H	1,190,000	880,661
	Independent Power Producers & Energy Traders Total		880,661
	UTILITIES TOTAL		5,055,752
	Total Common Stocks (cost of $69,693,874)		88,385,655

		Units	Value ($)
Warrants – 0.0%

FINANCIALS – 0.0%

Real Estate – 0.0%
	Cheung Kong Holdings Ltd. (a)(b)	3,563	—
	Real Estate Total		—
	FINANCIALS TOTAL		—
	Total Warrants (cost of $–)		—

	Par ($)
Short-Term Obligation – 1.9%

Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $1,737,169 (repurchase proceeds $1,703,182)

	1,703,000	1,703,000

	Total Short-Term Obligation (cost of $1,703,000)	1,703,000

Total Investments – 99.7% (cost of $71,396,874)(c)(d)	90,088,655

Other Assets & Liabilities, Net – 0.3%	242,253

Net Assets – 100.0%	90,330,908

Notes to Investment Portfolio:

* Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b) Security has no value.

(c) Cost for federal income tax purposes is $71,396,874.

(d) Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$22,056,898	$(3,365,117)	$18,691,781

Summary of Securities		% of Total
By Country	Value ($ )	Investments
Hong Kong	53,780,295	59.7
China	32,643,018	36.2
Taiwan	1,962,342	2.2
United States**	1,703,000	1.9
	90,088,655	100.0

** Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust II

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006